INVESTMENTS IN COMPANIES AND ASSOCIATES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Minority ownership percentage	3.00%
Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Minority ownership percentage	5.00%
Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Beneficial interest		19.66%
Mobixell Networks Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Beneficial interest		2.04%